Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	5 years
Residual value	0.00%
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	7 years
Residual value	0.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment estimated useful lives	3 years
Residual value	0.00%